Income Taxes - Schedule of Recognized in Consolidated Statement of Other Comprehensive Income (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Unrealized loss on cash flow hedges	$ (191)	$ 745	$ 93
Exchange differences on translation of foreign operations	387	4,478	1,699
Remeasurements of the net defined benefit liability	(154)	(49)	49
Share of the other comprehensive income of associates and joint ventures	(1,465)	(1,385)	193
Total income tax cost recognized in OCI	$ (1,423)	$ 3,789	$ 2,034